Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity {1}
Stockholders' Equity

NOTE 2 – Stockholders’ Equity

Common Stock

As indicated in Note 13 – Subsequent Events (below), (1) effective March 17, 2016, our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 filed with the Nevada Secretary of State providing for both a reverse stock split of the outstanding shares of our common stock on a 1-for-100 basis on March 17, 2016 and a corresponding decrease in the number of shares of our common stock that we are authorized to issue and (2) upon the closing of the Company’s public offering of its common stock that is described in the Prospectus of which these financial statements form a part, the Company will amend its Amended and Restated Articles of Incorporation pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 providing for both a reverse stock split of the outstanding shares of our common stock on a 1-for-2 basis and a corresponding decrease in the number of shares of our common stock that we are authorized to issue.    All amounts shown for common stock included in these financial statements are presented after giving effect to the March 17, 2016 reverse stock split, but do not give effect to the proposed 1-for-2 reverse stock split.

On May 23, 2013, the Company issued 20,000 shares of the Company’s common stock to a consultant as noncash compensation for services to be rendered valued at $45,400 or $2.27 per share.  Of these shares, 10,000 (valued at $22,700) vested immediately and 9,607 (valued at $21,808) vested during the year ended December 31, 2015.  393 shares (valued at $892) are vested but unearned by the consultant and are reflected as prepaid assets as of December 31, 2015.

In January 2014, the Company issued 437,500 shares of stock to an investor for a total purchase price of $3,500,000.  In connection with the purchase and sale of the shares, the Company agreed to issue to the investor a warrant to purchase up to 142,593 shares of the Company’s common stock, at an exercise price of $15.00 per share.  The warrant had a term of nine months from the date of issuance (January 10, 2014) and had a fair value of approximately $1,212,037.  In May 2014, the term of the warrant was extended by nine months to expire in July 2015 and had a fair market value in excess of the remaining fair market value of the original warrant of approximately $1,283,333.  A warrant was also issued as part of the offering to a consultant to purchase up to 21,875 shares of common stock at $8.00 per share, valued at approximately $271,250.  That warrant had a term of two years from the date of issuance (January 10, 2014).  Offering costs paid from the proceeds of the offering were approximately $199,089.

The fair value of the warrant of $1,212,037 was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of nine months, expected volatility of 202%, a risk-free interest rate of 0.09%, and an expected dividend yield of 0%.  The fair value of the warrant of $271,250 was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of two years, expected volatility of 201%, a risk-free interest rate of 0.39%, and an expected dividend yield of 0%.

The fair value of the new warrant related to the extension of the warrant expiration of $1,283,333 (net) was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of 14 months, expected volatility of 226%, a risk-free interest rate of 0.1%, and an expected dividend yield of 0%.

In June 2014, the Company issued 62,500 shares of stock to an investor for a total purchase price of $500,000.  In connection with the purchase and sale of the shares, the Company agreed to issue to the investor a warrant to purchase up to 20,370 shares of the Company’s common stock, at an exercise price of $15.00 per share.  The warrant had a term of one year from the date of issuance (June 4, 2014) and had a fair value of approximately $132,407.  A warrant was also issued as part of the offering to a consultant to purchase up to 3,125 shares of common stock at $8.00 per share, valued at approximately $36,250.  That warrant has a term of two years from the date of issuance (June 4, 2014).  Offering costs paid from the proceeds of the offering were approximately $25,035.

The fair value of the warrant of $132,407 was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of one year, expected volatility of 163%, a risk-free interest rate of 0.1%, and an expected dividend yield of 0%. The fair value of the warrant of $36,250 was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of two years, expected volatility of 287%, a risk-free interest rate of 0.41%, and an expected dividend yield of 0%.

During July 2014, the Company issued an aggregate of 60,000 shares of common stock to three employees valued at $12.90 per share or $774,000. Twenty-five percent of each employee’s shares vested immediately upon the grant date, 25% of such shares vested upon the first annual anniversary of each employee’s start date, and 25% of such shares will vest on each of the second and third annual anniversary of each employee’s start date, provided that such employee remains in the Company’s continuous employ through such vesting dates.

In November 2014, the Company issued 15,000 shares of stock to a director, subject to restrictions, pursuant to the Company’s 2013 Equity Incentive Plan (the “2013 Plan”).  The shares were valued at $9.40 or $141,000.  All shares vested during the year ended December 31, 2015.

In March 2015, the Company issued 10,000 shares of stock to a director.  The Company also issued 5,000 shares of stock to an officer, and an aggregate of 21,038 shares of stock to two consultants, subject to vesting restrictions.  The shares were issued pursuant to the 2013 Plan.  The shares were valued at $5.30 or $191,000.  33,037 of the shares vested during the year ended December 31, 2015.  The remaining 3,001 shares unvested at December 31, 2015 (valued at $15,905) are reflected as prepaid assets.

In August 2015, in conjunction with the hiring of Ron Fisher, the Company’s Vice President of Business Development, the Company issued to Mr. Fisher 2,500 shares of common stock, subject to performance-based vesting restrictions.

In November 2015, the Company issued 625 shares of common stock to an employee valued at $6.50 per share, or $4,063, and issued 2,500 shares of common stock to an employee valued at $6.15 per share, or $15,375.

At December 30, 2015, there were 6,239,073 shares of common stock issued and 6,206,573 outstanding.  At December 31, 2014, there were 6,197,411 shares issued and 6,127,411 outstanding, reflecting 32,500 and 70,000 shares respectively issued but unvested shares pursuant to the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) and the 2013 Plan.  As of December 31, 2015, an aggregate of 1,500 shares and 170,837 shares of common stock were reserved for issuance under the 2011 Plan and the 2013 Plan, respectively, including 32,500 shares subject to vesting restrictions under the 2013 Plan.

Deferred Compensation

As described under the Common Stock heading above, during July 2014, the Company issued to three employees an aggregate of 60,000 shares of the Company’s common stock, subject to restrictions, pursuant to the 2013 Plan.  Such shares were valued at the fair value of $774,000 or $12.90 per share.  This compensation is being expensed over the vesting period.  As of December 31, 2015, the balance of unvested compensation cost expected to be recognized is $387,000 (30,000 shares valued at $12.90) and is recorded as a reduction of stockholders’ equity.  The unvested compensation is expected to be recognized over the weighted average period of approximately 2 years (through July 2017).

As described under the Common Stock heading above, in November 2014, the Company issued 15,000 shares of stock to a director, subject to restrictions, pursuant to the Company’s 2013 Equity Incentive Plan (the “2013 Plan”).  The shares were valued at $9.40 or $141,000.  All shares vested during the year ended December 31, 2015.

As described under the Common Stock heading above, the Company issued 10,000 shares of stock to a director in March 2015.  The Company also issued 5,000 shares of stock to an officer, and an aggregate of 21,038 shares of stock to two consultants, subject to vesting restrictions.  The shares were issued pursuant to the 2013 Plan.  The shares were valued at $5.30 or $191,000.  33,037 of the shares vested during the year ended December 31, 2015.  The remaining 3,001 shares unvested at December 31, 2015 (valued at $15,905) are reflected as prepaid assets.

As described under the Common Stock heading above, in August 2015, the Company issued 2,500 shares of stock to an employee, subject to performance-based vesting restrictions, pursuant to the Company’s 2013 Equity Incentive Plan (the “2013 Plan”).  The shares were valued at $5.90 or $14,750.  All shares remained unvested as of December 31, 2015.

As of December 31, 2015, the balance of unvested compensation cost expected to be recognized is $401,750 and is recorded as a reduction of stockholders’ equity. The unvested compensation is expected to be recognized over the weighted average period of approximately 2 years (through July, 2017).

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value.  No shares of preferred stock were issued and outstanding at December 31, 2015 and 2014.

Stock Options

During 2015, the Company granted a total of 51,875 options to three employees with vesting periods ranging from one to four years beginning August 10, 2015.  As of December 31, 2015, none of the option grants had vested, and only a nominal amount of compensation cost had been recognized during the year.  The weighted average period over which total compensation cost of the options of $306,796 will be recognized is 3.81 years.  The weighted average exercise price of the options was $5.94 and the weighted average fair value of the options on the dates of grant was $5.91.  The estimated fair value of the options was determined using the Black-Scholls pricing model using the following assumptions:

Expected term:

10 years

Volatility:

180-184%

Dividend yield:

0.00%

Risk-free interest rate:

2.24-2.32%

Warrants

At December 31, 2015, the Company had two outstanding warrants to purchase a total of 25,000 shares of common stock at an exercise price of $8.00 per share. Unless exercised, warrants to purchase 21,875 shares will expire on January 10, 2016 and warrants to purchase 3,125 will expire on June 4, 2016.

During the year ending December 31, 2015, a warrant to purchase 20,370 shares of common stock at an exercise price of $15.00 per share as well as a warrant to purchase 142,593 shares of common stock at an exercise price of $15.00 per share expired.  No warrants expired during the period ending December 31, 2014.

Stockholders' Equity.

NOTE 2 – Stockholders’ Equity

Common Stock

Effective March 17, 2016, our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 (the “Certificate of Change”) filed with the Nevada Secretary of State.  The Certificate of Change provided for both a reverse stock split of the outstanding shares of our common stock on a 1-for-100 basis (the “Reverse Stock Split”), and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”).

As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock decreased from 622,969,835 pre-Reverse Stock Split shares to 6,229,710 post-Reverse Stock Split shares (after adjustment for any fractional shares).  Pursuant to the Share Decrease, the number of authorized shares of our common stock decreased from 750,000,000 to 7,500,000 shares of common stock.  All amounts shown for common stock included in these financial statements are presented post-Reverse Stock Split.

On April 28, 2016, the Company's Amended and Restated Articles of Incorporation were amended to increase the number of authorized shares of the Company's common stock from 7,500,000 to 15,000,000 shares of common stock. As of September 30, 2016, the Company had 15,000,000 shares of authorized common stock, $0.001 par value per share.

In February 2016, the Company issued 625 shares of common stock to a new employee, valued at $4.82 per share, or $3,012.

In March 2016, the Company issued 3,080 shares of common stock to a consultant, valued at $4.87 per share, or $14,999.

In April 2016, the Company issued 3,529 shares of common stock to a consultant, valued at $4.25 per share, or $15,000.

In May 2016, the Company issued 2,459 shares of common stock to a consultant, valued at $3.05 per share, or $7,499.

In June 2016, the Company issued 2,515 shares of common stock to a consultant, valued at $2.982 per share, or $7,498.

In July 2016, the Company issued 4,167 shares of common stock to a consultant, valued at $3.00 per share, or $12,501.

In July 2016, the Company issued 31,000 shares of common stock to an employee, valued at $2.97 per share, or $91,760.

As of September 30, 2016, there were 6,267,577 shares of common stock issued and outstanding, including 62,250 issued but unvested shares pursuant to the Company's 2011 Equity Incentive Plan (the “2011 Plan”) and the Company's 2013 Equity Incentive Plan (the “2013 Plan”).  As of December 31, 2015, there were 6,239,073 shares of common stock issued and outstanding, including 12,500 and 32,500 issued but unvested shares pursuant to the 2011 Plan and the 2013 Plan.  On April 28, 2016, at the Annual Meeting of Stockholders of the Company, the Company's stockholders approved an amendment to the 2013 Plan to increase the number of shares of the Company's common stock reserved for issuance under the 2013 Plan by 638,538 shares of our common stock to a total of 750,000 shares (on a post-Reverse Stock Split basis).  As of September 30, 2016, an aggregate of 1,500 shares and 601,712 shares of common stock were reserved for issuance under the 2011 Plan and the 2013 Plan, respectively.

Stock Options

During 2016, the Company granted a total of 137,375 options to nine employees with vesting periods ranging from three to four years beginning November 17, 2016.  As of September 30, 2016, stock option compensation expense of $136,787 was recognized during the nine months ended September 30, 2016 for these options and other options granted in 2015.  The weighted average period over which total the compensation cost of the options of $660,500 ($327,504 in 2015) will be recognized is 3.02 years.  The weighted average exercise price of all options is $4.21 and the weighted average fair value of the options on the grant dates was $3.23.  The estimated fair value of the options was determined using the Black-Scholes pricing model using the following assumptions:

Expected term:

5-10 years

Volatility:

67.3 - 81.7%

Dividend yield:

0.00%

Risk-free interest rate:

1.13 - 2.32%

Warrants

As of September 30, 2016, the Company had no outstanding warrants.